Profit/(loss) - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about profit loss [Line Items]
Profit (loss), attributable to owners of parent	€ 888,000,000	€ 3,239,000,000	€ 341,000,000
Impairment and disposals impact on profit loss after tax	210,000,000	2,191,000,000	37,000,000
Positive impacts			43,000,000
Profit (loss) from discontinued operations, discontinued operations	20,000,000	14,000,000	16,000,000
Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax	272,000,000	2,192,000,000	41,000,000
Serveo sale [Member]
Disclosure of detailed information about profit loss [Line Items]
Investment property completed	0.24
IRB sale 5% [Member]
Disclosure of detailed information about profit loss [Line Items]
Investment property completed	0.05
IRB sale 5% [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax	€ 272,000,000
Azores sale [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax		€ 2,023,000,000
Azores sale [Member] | Capital gains and disposals [Member] | PORTUGAL
Disclosure of detailed information about profit loss [Line Items]
Impairment and disposals impact on profit loss after tax			€ 41,000,000
Heathrow Airport in London [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Percentage of the ferrovials stake in the asset	19.75%
Impairment and disposals impact on profit loss after tax	€ 2,570,000
AGS airports holdings limited [Member]
Disclosure of detailed information about profit loss [Line Items]
Positive impact of divestments percentage	50.00%
AGS airports holdings limited [Member] | Capital gains and disposals [Member]
Disclosure of detailed information about profit loss [Line Items]
Positive impact of divestments percentage	50.00%